Subordinated loans	6 Months Ended
Jun. 30, 2021
Subordinated loans [abstract]
Subordinated loans
10

Subordinated loans
Subordinated loans by group companies
in EUR million
30
June
2021
31
December
2020
ING Groep N.V. 13,795 13,150
ING Group companies 996 2,654
14,791 15,805
Subordinated loans issued by ING Groep N.V.

include bonds issued to raise Tier 1 and Tier 2 (CRD IV

eligible)
capital for ING Bank N.V.

Under IFRS these bonds are classified as liabilities and

for regulatory purposes, they
are considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.
Changes in subordinated loans

in EUR million
30
June
2021
31
December
2020
Opening balance as at 1 January 15,805 16,588
New issuances 491 2,165
Repayments -1,455 -2,786
Exchange rate differences and other -49 -163
Closing balance 14,791 15,805
ING Groep N.V.

issued in June 2021 EUR
500

million
0.875

% Fixed Rate Subordinated Tier 2 Green Notes.
ING Bank N.V.

redeemed in February 2021 EUR
1.5

billion
3.625 % Fixed Rate Subordinated Tier 2 notes on the
first call date.